Unsecured Debt (Tables)	12 Months Ended
Nov. 30, 2016
Debt Disclosure [Abstract]
Long-Term Debt and Short-Term Borrowings
Long-term debt and short-term borrowings consisted of the following (in millions):

	November 30, 2016		November 30,
	Interest Rates	Maturities Through	2016	2015
Long-Term Debt
Export Credit Facilities
Fixed rate	2.4% to 5.0%	2027	$941	$1,032
Euro fixed rate	3.8% to 4.5%	2025	233	261
Floating rate	1.6% to 2.1%	2026	793	688
Euro floating rate	0.0% to 0.8%	2027	1,649	1,864
Bank Loans
Euro fixed rate	0.6% to 3.9%	2021	612	160
Floating rate	1.3% to 1.8%	2021	800	800
Euro floating rate	0.4% to 0.8%	2021	319	212
Private Placement Notes
Fixed rate	—%	2016	—	42
Euro fixed rate	7.3%	2018	51	130
Publicly-Traded Notes
Fixed rate	1.9% to 7.2%	2028	1,717	2,219
Euro fixed rate	1.1% to 1.9%	2022	1,857	1,324
Other	5.5% to 7.3%	2030	25	25
Short-Term Borrowings
Euro floating rate commercial paper	(0.1)%	2017	451	—
Euro floating rate bank loans	0.9%	2017	6	30
Total Debt			9,454	8,787
Less short-term borrowings			(457)	(30)
Less current portion of long-term debt			(640)	(1,344)
Total Long-term Debt			$8,357	$7,413

Schedule of Composition of Debt
The composition of our debt, including the effect of foreign currency swaps and interest rate swaps, was as follows:

	November 30,
	2016	2015
Fixed rate	28%	32%
Euro fixed rate	35%	28%
Floating rate	14%	18%
Euro floating rate	23%	22%
The composition of our debt, including the effect of foreign currency swaps and interest rate swaps, was as follows:

	November 30,
	2016	2015
Fixed rate	28%	32%
Euro fixed rate	35%	28%
Floating rate	14%	18%
Euro floating rate	23%	22%

Scheduled Annual Maturities of Debt
At November 30, 2016, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2017	2018	2019	2020	2021	Thereafter	Total
Short-term borrowings	$457						$457
Long-term debt	640	$2,071	$1,595	$1,303	$1,082	$2,306	8,997
	$1,097	$2,071	$1,595	$1,303	$1,082	$2,306	$9,454